Financial risk management	12 Months Ended
Dec. 31, 2021
Financial risk management
Financial risk management

34. Financial risk management

General risk management principles

We have a systematic and structured approach to risk management. Key risks and opportunities are primarily identified against business targets either in business operations or as an integral part of strategy and financial planning. Risk management covers strategic, operational, financial, compliance and hazard risks. Key risks and opportunities are analyzed, managed and monitored as part of business performance management with the support of risk management personnel and the centralized Enterprise Risk Management function. The principles documented in the Nokia Enterprise Risk Management Policy, which is approved by the Audit Committee of the Board, require risk management and its elements to be integrated into key processes. One of the core principles is that the business or function head is also the risk owner, although all employees are responsible for identifying, analyzing and managing risks, as appropriate, given their roles and duties. Our overall risk management concept is based on managing the key risks that would prevent us from meeting our objectives, rather than solely focusing on eliminating risks. In addition to the principles defined in the Nokia Enterprise Risk Management Policy, other key policies and operating procedures reflect the implementation of specific aspects of risk management, including financial risk management.

Financial risks

The objective for treasury activities is to guarantee sufficient funding at all times and to identify, evaluate and manage financial risks. Treasury activities support this aim by mitigating the adverse effects on the profitability of the underlying business caused by fluctuations in the financial markets, and by managing the capital structure by balancing the levels of liquid assets and financial borrowings. Treasury activities are governed by the Nokia Treasury Policy approved by the President and CEO, which provides principles for overall financial risk management and determines the allocation of responsibilities for financial risk management activities. Operating procedures approved by the Chief Financial Officer (CFO) cover specific areas such as foreign exchange risk, interest rate risk, credit risk and liquidity risk as well as the use of derivative financial instruments in managing these risks. Nokia is risk averse in its treasury activities.

Financial risks are divided into market risk covering foreign exchange risk and interest rate risk; credit risk covering business-related credit risk and financial credit risk; and liquidity risk.

Market risk

Foreign exchange risk

Nokia operates globally and is exposed to transaction and translation foreign exchange risks. The objective of foreign exchange risk management is to mitigate adverse impacts from foreign exchange fluctuations on Nokia’s profitability and cash flows. Treasury applies a global portfolio approach to manage foreign exchange risks within approved guidelines and limits.

Transaction risk arises from foreign currency denominated assets and liabilities together with foreign currency denominated future cash flows. Transaction exposures are managed in the context of various functional currencies of Group companies. Material transactional foreign exchange exposures are hedged, unless hedging would be uneconomical due to market liquidity and/or hedging cost. Exposures are defined using transaction nominal values. Exposures are mainly hedged with derivative financial instruments, such as foreign exchange forward contracts and foreign exchange options with most of the hedging instruments having a duration of less than a year.

Layered hedging approach is typically used for hedging of highly probable forecast foreign currency denominated cash flows with quarterly hedged items defined based on set hedge ratio ranges for each successive quarter. Hedged items defined for successive quarters are hedged with foreign exchange forward contracts and foreign exchange options with a hedge ratio of 1:1. Hedging level ranges are adjusted on a monthly basis including hedging instrument designation and documentation as appropriate. In case hedges exceed the hedge ratio range for any specific quarter, the hedge portfolio for that specific quarter is adjusted accordingly.

In certain cases, mainly related to long-term construction projects, Nokia applies fair value hedge accounting for foreign exchange risk with the objective to reduce the exposure to fluctuations in the fair value of the related firm commitments due to changes in foreign exchange rates. Exposures are mainly hedged with foreign exchange forward contracts with most of the hedging instruments matching the duration of the underlying projects. Nokia continuously manages the portfolio of hedging instruments to ensure appropriate alignment with the portfolio of hedged items at a hedging ratio of 1:1.

As Nokia has entities where the functional currency is other than the euro, the shareholders’ equity is exposed to fluctuations in foreign exchange rates. Changes in shareholders’ equity caused by movements in foreign exchange rates are shown as currency translation differences in the consolidated financial statements. The risk management strategy is to protect the euro counter value of the portion of this exposure expected to materialize as foreign currency repatriation cash flows in the foreseeable future. Exposures are mainly hedged with derivative financial instruments, such as foreign exchange forward contracts and foreign exchange options with most of the hedging instruments having a duration of less than a year. Hedged items are defined based on conservative expectations of repatriation cash flows based on a range of considerations. Net investment exposures are reviewed, hedged items designated, and hedging levels adjusted at minimum on a quarterly basis with a hedge ratio of 1:1. Additionally, hedging levels are adjusted whenever there are significant events impacting expected repatriation cash flows.

The foreign exchange risk arising from foreign currency denominated interest-bearing liabilities is primarily hedged using cross-currency swaps that are also used to manage Nokia’s interest rate profile (refer to the interest rate risk section below).

Notional amounts in currencies that represent a significant portion of the currency mix in outstanding financial instruments and other hedged items as of 31 December:

EURm	USD	CNY	JPY	INR
2021
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	601	(484)	500	(219)
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	1 580	–	–	–
Foreign exchange exposure designated as hedged item for net investment hedging(3)	1 540	920	–	201
Foreign exchange exposure from interest-bearing liabilities(4)	(841)	–	–	–
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	(1 602)	(938)	155	(404)
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	1 372	896	(109)	322
EURm	USD	GBP	CNY	JPY
2020
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	313	238	–	369
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	705	(52)	–	–
Foreign exchange exposure designated as hedged item for net investment hedging(3)	392	136	746	–
Foreign exchange exposure from interest-bearing liabilities(4)	(1 207)	–	–	–
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	88	(148)	(894)	130
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	(324)	120	714	(95)

(1)   Includes foreign exchange exposure from forecasted cash flows related to sales and purchases. In some currencies, especially the US dollar, Nokia has substantial foreign exchange exposures in both estimated cash inflows and outflows. These underlying exposures have been hedged.

(2)   Includes foreign exchange exposure from contractual firm commitments. These underlying exposures have been substantially hedged.

(3)   Includes net investment exposures in foreign operations. These underlying exposures have been hedged.

(4)   Includes interest-bearing liabilities that have been hedged with cross-currency swaps and foreign exchange forwards. Refer to Note 21, Interest-bearing liabilities.

(5)   Items on the statement of financial position are hedged by a portion of foreign exchange derivatives not designated in a hedge relationship and carried at fair value through profit and loss.

The methodology for assessing foreign exchange risk exposures: Value-at-Risk

Nokia uses the Value-at-Risk (VaR) methodology to assess exposures to foreign exchange risks. The VaR-based methodology provides estimates of potential fair value losses in market risk-sensitive instruments as a result of adverse changes in specified market factors, at a specified confidence level over a defined holding period. Nokia calculates the foreign exchange VaR using the Monte Carlo method, which simulates random values for exchange rates in which Nokia has exposures and takes the non-linear price function of certain derivative instruments into account. The VaR is determined using volatilities and correlations of rates and prices estimated from a sample of historical market data, at a 95% confidence level, using a one-month holding period. To put more weight on recent market conditions, an exponentially weighted moving average is performed on the data with an appropriate decay factor. This model implies that, within a one-month period, the potential loss will not exceed the VaR estimate in 95% of possible outcomes. In the remaining 5% of possible outcomes, the potential loss will be at minimum equal to the VaR figure and, on average, substantially higher. The VaR methodology relies on a number of assumptions, which include the following: risks are measured under average market conditions, changes in market risk factors follow normal distributions, future movements in market risk factors are in line with estimated parameters and the assessed exposures do not change during the holding period. Thus, it is possible that, for any given month, the potential losses at a 95% confidence level are different and could be substantially higher than the estimated VaR.

The VaR calculation includes foreign currency denominated monetary financial instruments, such as current financial investments, loans and trade receivables, cash, loans and trade payables; foreign exchange derivatives carried at fair value through profit and loss that are not in a hedge relationship and are mostly used to hedge the statement of financial position foreign exchange exposure; and foreign exchange derivatives designated as forecasted cash flow hedges, fair value hedges and net investment hedges as well as the exposures designated as hedged items for these hedge relationships.

The VaR risk measures for Nokia’s sensitivity to foreign exchange risks are presented in the Total VaR column and the simulated impact to financial statements presented in profit, other comprehensive income (OCI) and cumulative translation adjustment (CTA) columns in the table below.

	2021				2020
		Simulated impact on financial statements				Simulated impact on financial statements
EURm	Total VaR	Profit	OCI	CTA	Total VaR	Profit	OCI	CTA
As of 31 December	11	12	31	–	9	15	21	–
Average for the year	7	12	19	–	9	18	30	–
Range for the year	4-13	10-15	14-31	0-0	6-18	8-32	15-41	0-0

Interest rate risk

Nokia is exposed to interest rate risk either through market value fluctuations of items on the consolidated statement of financial position (price risk) or through changes in interest income or expenses (refinancing or reinvestment risk). Interest rate risk mainly arises through interest-bearing liabilities and assets. Estimated future changes in cash flows and the structure of the consolidated statement of financial position also expose Nokia to interest rate risk.

The objective of interest rate risk management is to mitigate adverse impacts arising from interest rate fluctuations on the consolidated income statement, cash flow, and financial assets and liabilities while taking into consideration Nokia’s target capital structure and the resulting net interest rate exposure. Nokia has entered into long-term borrowings mainly at fixed rates and swapped a portion of them into floating rates, in line with a defined target interest profile. Nokia has not entered into interest rate swaps where it would be paying fixed rates. Nokia aims to mitigate the adverse impacts from interest rate fluctuations by continuously managing net interest rate exposure arising from financial assets and liabilities, by setting appropriate risk management benchmarks and risk limits.

Interest rate profile of items under interest rate risk management including Nokia’s net cash and current financial investments as well as related derivatives as of 31 December:

	2021		2020
EURm	Fixed rate	Floating rate(1)	Fixed rate	Floating rate(1)
Current financial investments	182	2 395	104	1 017
Cash and cash equivalents	499	6 192	324	6 616
Interest-bearing liabilities	(3 871)	(782)	(4 687)	(889)
Financial assets and liabilities before derivatives	(3 190)	7 805	(4 259)	6 744
Interest rate derivatives	838	(838)	661	(661)
Financial assets and liabilities after derivatives	(2 352)	6 967	(3 598)	6 083

(1)   All cash equivalents and derivative transaction-related collaterals with initial maturity of three months or less are considered floating rate for the purposes of interest rate risk management.

Treasury monitors and manages interest rate exposure centrally. Nokia uses selective sensitivity analyses to assess and measure interest rate exposure arising from interest-bearing assets, interest-bearing liabilities and related derivatives. Sensitivity analysis determines an estimate of potential fair value changes in market risk-sensitive instruments by varying interest rates in currencies in which Nokia has material amounts of financial assets and liabilities while keeping all other variables constant. Sensitivities to credit spreads are not reflected in the numbers.

Nokia’s sensitivity to interest rate exposure in the investment and debt portfolios is presented in the fair value column in the table below with simulated impact to financial statements presented in profit and OCI columns.

	2021			2020
	Impact on	Impact	Impact	Impact on	Impact	Impact
EURm	fair value	on profit	on OCI	fair value	on profit	on OCI
Interest rates – increase by 100 basis points	140	1	2	190	1	4
Interest rates – decrease by 50 basis points	(77)	–	(1)	(100)	(1)	(2)

Effects of hedge accounting on the financial position and performance

Nokia is using several types of hedge accounting programs to manage its foreign exchange and interest rate risk exposures; refer to Note 2, Significant accounting policies. The effect of these programs on Nokia’s financial position and performance as of 31 December:

EURm	Cash flow hedges(1)	Net investment hedges(1)	Fair value hedges for FX risk(1)	Fair value and cash flow hedges(1)
2021
Carrying amount of hedging instruments	(19)	(11)	(57)	(54)
Notional amount of hedging instruments	(1 196)	(2 949)	(1 579)	891
Notional amount of hedged items	1 201	2 949	1 577	(891)
Change in intrinsic value of hedging instruments since 1 January	(43)	(249)	(95)	(25)
Change in value of hedged items used to determine hedge effectiveness	40	249	92	25
2020
Carrying amount of hedging instruments	19	(2)	69	(154)
Notional amount of hedging instruments	(787)	(1 620)	(636)	815
Notional amount of hedged items	787	1 620	635	(815)
Change in intrinsic value of hedging instruments since 1 January	33	265	79	118
Change in value of hedged items used to determine hedge effectiveness	(35)	(265)	(87)	(116)

(1)   No significant ineffectiveness has been recorded during the periods presented and economic relationships have been fully effective.

The most significant foreign exchange hedging instruments under cash flow, net investment and fair value hedge accounting as of 31 December:

					Maturity breakdown of notional amounts (EURm)(1)
	Currency	Fair value (EURm)	Weighted average hedged rate	Total	Within 3 months	Between 3 and 12 months	Between 1 and 3 years	Beyond 3 years
2021
Cash flow hedge accounting
	GBP	(4)	0.8574	(209)	(55)	(154)	–	–
	GBP	4	0.8570	203	(6)	92	110	7
	JPY	(1)	130.3819	(392)	(100)	(292)	–	–
	USD	(25)	1.1586	(1 042)	(358)	(684)	–	–
	USD	14	1.1643	457	6	201	235	15
Net investment hedge accounting
	CNY	(4)	7.2106	(920)	(920)	–	–	–
	INR	(4)	85.8900	(201)	(201)	–	–	–
	USD	1	1.1290	(1 540)	(1 540)	–	–	–
Fair value hedge accounting for FX risk
	USD	(61)	1.1689	(1 580)	(73)	(238)	(1 130)	(139)
2020
Cash flow hedge accounting
	GBP	0	0.9039	(238)	(66)	(144)	(28)	–
	JPY	7	122.5961	(204)	(47)	(157)	–	–
	USD	17	1.1809	(268)	(64)	(204)	–	–
Net investment hedge accounting
	CNY	4	7.9625	(746)	(746)	–	–	–
	USD	(6)	1.2158	(392)	(392)	–	–	–
Fair value hedge accounting for FX risk
	USD	70	1.1490	(705)	(114)	(66)	(487)	(38)

(1)   Negative notional amounts indicate that hedges sell currency, and positive notional amounts indicate that hedges buy currency.

For information on the impact of hedge accounting on equity, refer to Note 19, Equity. For information on hedging instruments used for fair value and cash flow hedge accounting related to Nokia’s interest-bearing liabilities, refer to Note 21, Interest-bearing liabilities. For information on derivative instruments, refer to Note 23, Derivative financial instruments.

Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to Nokia. Credit risk arises from credit exposures to customers, including outstanding receivables, financial guarantees and committed transactions, as well as financial institutions, including bank and cash, fixed income and money market investments, and derivative financial instruments. Credit risk is managed separately for business-related and financial credit exposures.

Business-related credit risk

Nokia aims to ensure the highest possible quality in trade receivables and contract assets as well as customer or third-party loan receivables. The Credit Risk Management Standard Operating Procedure, approved by the CFO, lays out the framework for the management of the business-related credit risks. The Credit Risk Management Standard Operating Procedure sets out that credit decisions are based on credit evaluation in each business, including credit rating and limits for larger exposures, according to defined principles. Group level limit approvals are required for material credit exposures. Credit risks are monitored in each business and, where appropriate, mitigated on a case-by-case basis with the use of letters of credit, collaterals, sponsor guarantees, credit insurance, and sale of selected receivables.

Nokia applies a simplified approach to recognizing a loss allowance on trade receivables and contract assets based on measurement of lifetime expected credit losses arising from trade receivables without significant financing components. Based on quantitative and qualitative analysis, Nokia has determined that the credit risk exposure arising from its trade receivables is low risk. Quantitative analysis focuses on historical loss rates, historic and projected sales and the corresponding trade receivables, and overdue trade receivables including indicators of any deterioration in the recovery expectation. Qualitative analysis focuses on all relevant conditions, including customer credit rating, country credit rating and political situation, to improve the accuracy of estimating lifetime expected credit losses.

For customer financing related loan receivables, the credit loss estimate is typically based on a 12-month expected credit loss for outstanding loans and estimated additional draw-downs during this period. However, in case there has been a significant increase in credit risk for the specific counterparty since the initial recognition, expected credit loss estimate is based on lifetime expected credit loss. The loss allowance is calculated based on a review of collectability, including customer credit rating and available collateral. Typically customer loan credit risk is higher than credit risk of trade receivables and contract assets on average.

Credit exposure is measured as the total of trade receivables, contract assets and loans outstanding from customers and committed credits. Trade receivables do not include any major concentrations of credit risk by customer. The top three customers account for 5.6%, 5.5% and 3.2% (10.5%, 5.1% and 4.6% in 2020) of trade receivables, contract assets and loans due from customers and other third parties as of 31 December 2021. The top three credit exposures by country account for 17.6%, 9.3% and 8.4% (24.0%, 9.6% and 8.6% in 2020) of Nokia’s trade receivables, contract assets and loans due from customers and other third parties as of 31 December 2021. The 17.6% relates to credit exposure in the United States (24.0% in 2020 from United States).

The total of trade receivables, contract assets and loans due from customers is EUR 7 084 million (EUR 7 124 million in 2020) and customer financing related loan commitments undrawn is EUR 21 million (EUR 180 million in 2020) as of 31 December 2021.

The aging of trade receivables, contract assets and customer finance loans as of 31 December 2021:

		Past due	Past due	Past due
EURm	Current	1-30 days	31-180 days	More than 180 days	Total
Trade receivables	5 043	131	249	232	5 655
Contract assets	1 146	–	–	–	1 146
Customer financing related loan receivables	216	–	1	66	283
Total gross receivables	6 405	131	250	298	7 084
Expected credit loss allowance	(202)	(9)	(44)	(189)	(444)
Total net receivables	6 203	122	206	109	6 640

The expected credit loss allowance and amount charged to the consolidated income statement for trade receivables, contract assets and customer financing related loan receivables for the years ended 31 December:

EURm	2021	2020	2019
Expected credit loss allowance	444	434	223
Expected credit loss charged to income statement	10	211	21

Financial credit risk

Financial instruments contain an element of risk resulting from changes in the market price due to counterparties becoming less creditworthy or risk of loss due to counterparties being unable to meet their obligations. Financial credit risk is measured and monitored centrally by Treasury. Financial credit risk is managed actively by limiting counterparties to a sufficient number of major banks and financial institutions, and by monitoring the creditworthiness and the size of exposures continuously. Additionally, Nokia enters into netting arrangements with all major counterparties, which give the right to offset in the event that the counterparty would not be able to fulfill its obligations. Nokia enters into collateral agreements with certain counterparties, which require counterparties to post collateral against derivative receivables.

Investment decisions are based on strict creditworthiness and maturity criteria as defined in the Treasury-related policies and procedures. As a result of this investment policy approach and active management of outstanding investment exposures, Nokia has not been subject to any material credit losses in its financial investments in the years presented. Due to the high credit quality of Nokia’s financial investments, the expected credit loss for these investments is deemed insignificant based on 12 months’ expected credit losses as of 31 December 2021.

Outstanding current financial investments, cash equivalents and cash classified by credit rating grades ranked in line with Standard & Poor’s rating categories as of 31 December:

EURm	Rating(1)	Cash	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years	Total(2)(3)
2021
	AAA	–	1 819	–	–	–	–	1 819
	AA+ - AA-	1 073	567	–	–	–	–	1 640
	A+ - A-	1 534	2 376	371	125	229	–	4 635
	BBB+ - BBB-	180	879	2	–	–	–	1 061
	BB+ - BB-	44	–	–	–	–	–	44
	B+ - B-	25	–	–	–	–	–	25
	CCC+ - CCC-	–	–	–	–	–	–	–
	Non-rated	32	12	–	–	–	–	44
Total		2 888	5 653	373	125	229	–	9 268
2020
	AAA	–	1 411	–	–	–	–	1 411
	AA+ - AA-	895	352	–	–	–	–	1 247
	A+ - A-	1 685	2 593	50	70	155	50	4 603
	BBB+ - BBB-	106	490	100	–	–	–	696
	BB+ - BB-	36	–	1	–	–	–	37
	B+ - B-	26	–	–	–	–	–	26
	CCC+ - CCC-	3	–	–	–	–	–	3
	Non-rated	30	8	–	–	–	–	38
Total		2 781	4 854	151	70	155	50	8 061

(1)   Bank Parent Company ratings are used here for bank groups. Actual bank subsidiary ratings may differ from the Bank Parent Company rating.

(2)   Current financial investments and cash equivalents include bank deposits, structured deposits, investments in money market funds and investments in fixed income instruments.

(3)   Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 424 million (EUR 325 million in 2020) of instruments that have a call period of less than three months.

Nokia has restricted bank deposits primarily related to employee benefits of EUR 119 million (EUR 107 million in 2020) that are presented in other non-current financial assets. Nokia has assessed the counterparty credit risk for these financial assets and concluded that expected credit losses are not significant.

The following table sets out financial assets and liabilities subject to offsetting under enforceable master netting agreements and similar arrangements as of 31 December. To reconcile the items shown in the table below to the consolidated statement of financial position, items that are not subject to offsetting would need to be included, refer to Note 23, Derivative financial instruments.

				Related amounts not set off in the statement of financial position
EURm	Gross amounts of financial assets/ (liabilities)(1)	Gross amounts of financial liabilities/ (assets) set off in the statement of financial position	Net amounts of financial assets/ (liabilities) presented in the statement of financial position	Financial instruments assets/(liabilities)	Cash collateral (received)/pledged	Net amount
2021
Derivative assets	139	–	139	(102)	(26)	11
Derivative liabilities	(229)	–	(229)	102	126	(1)
Total	(90)	–	(90)	–	100	10
2020
Derivative assets	149	–	149	(53)	(89)	7
Derivative liabilities	(204)	–	(204)	53	134	(17)
Total	(55)	–	(55)	–	45	(10)

(1)   In 2020 gross amounts of financial assets and liabilities have been adjusted to include only derivative contracts that are under enforceable master netting agreements.

The financial instruments subject to enforceable master netting agreements and similar arrangements are not offset in the consolidated statement of financial position where there is no intention to settle net or realize the asset and settle the liability simultaneously.

Liquidity risk

Liquidity risk is defined as financial distress or extraordinarily high financing costs arising from a shortage of liquid funds in a situation where outstanding debt needs to be refinanced or where business conditions unexpectedly deteriorate and require financing. Transactional liquidity risk is defined as the risk of executing a financial transaction below fair market value or not being able to execute the transaction at all within a specific period of time. The objective of liquidity risk management is to maintain sufficient liquidity, and to ensure that it is readily available without endangering its value in order to avoid uncertainty related to financial distress at all times.

Nokia aims to secure sufficient liquidity at all times through efficient cash management and by investing primarily in highly liquid money market investments. Depending on its overall liquidity position, Nokia may pre-finance or refinance upcoming debt maturities before contractual maturity dates. The transactional liquidity risk is minimized by entering into transactions where proper two-way quotes can be obtained from the market. Nokia aims to ensure flexibility in funding by maintaining committed and uncommitted credit lines. Refer to Note 21, Interest-bearing liabilities.

The following table presents an undiscounted, contractual cash flow analysis for lease liabilities, financial liabilities and financial assets that are presented on the consolidated statement of financial position as well as loan commitments given and obtained. The line-by-line analysis does not directly reconcile with the consolidated statement of financial position.

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2021
Non-current financial assets
Other non-current financial assets(1)	236	15	13	110	86	12
Current financial assets
Other current financial assets excluding derivatives(1)	128	110	18	–	–	–
Current financial investments	2 576	2 274	302	–	–	–
Cash and cash equivalents(2)	6 695	6 268	71	126	230	–
Cash flows related to derivative financial assets net settled:
Derivative contracts - receipts	2	–	(2)	4	–	–
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	10 498	7 907	1 774	462	49	306
Derivative contracts – payments	(10 291)	(7 835)	(1 713)	(434)	(35)	(274)
Trade receivables	5 673	4 829	812	32	–	–
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(5 409)	(39)	(86)	(1 171)	(2 038)	(2 075)
Long-term lease liabilities	(882)	–	–	(353)	(225)	(304)
Other non-current financial liabilities	(34)	–	–	(34)	–	–
Current financial and lease liabilities
Short-term interest-bearing liabilities	(116)	(89)	(27)	–	–	–
Short-term lease liabilities	(236)	(62)	(174)	–	–	–
Other financial liabilities excluding derivatives(3)	(522)	(504)	(18)	–	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	12 100	8 483	1 629	1 179	180	629
Derivative contracts – payments	(12 220)	(8 556)	(1 663)	(1 231)	(176)	(594)
Discounts without performance obligations	(664)	(419)	(175)	(70)	–	–
Trade payables	(3 679)	(3 522)	(152)	(4)	–	(1)
Commitments given and obtained
Loan commitments given undrawn(4)	(21)	(3)	(18)	–	–	–
Loan commitments obtained undrawn(5)	1 482	(1)	(3)	80	1 406	–
Leases committed but not yet commenced	(223)	–	–	(8)	(23)	(192)

(1)   Other non-current financial assets and other current financial assets excluding derivatives include mainly customer financing related loan receivables.

(2)   Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 424 million of instruments that have a call period of less than three months.

(3)   Other financial liabilities include a conditional obligation to China Huaxin presented in the earliest period as the exercise period is open.

(4)   Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.

(5)   Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2020
Non-current financial assets
Other non-current financial assets(1)	188	–	–	66	79	43
Current financial assets
Other current financial assets excluding derivatives(1)	39	2	37	–	–	–
Current financial investments	1 121	1 020	101	–	–	–
Cash and cash equivalents(2)	6 944	6 618	50	70	156	50
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	7 810	5 873	1 299	599	39	–
Derivative contracts – payments	(7 682)	(5 813)	(1 258)	(573)	(38)	–
Trade receivables	5 802	4 674	974	154	–	–
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(5 920)	(39)	(97)	(794)	(2 194)	(2 796)
Long-term lease liabilities	(750)	–	–	(338)	(220)	(192)
Current financial and lease liabilities
Short-term interest-bearing liabilities	(564)	(552)	(12)	–	–	–
Short-term lease liabilities	(232)	(65)	(167)	–	–	–
Other financial liabilities excluding derivatives(3)	(434)	(420)	(14)	–	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	6 926	4 870	883	525	45	603
Derivative contracts – payments	(6 999)	(4 906)	(882)	(563)	(35)	(613)
Discounts without performance obligations(4)	(747)	(421)	(310)	(13)	(3)	–
Trade payables	(3 174)	(3 049)	(122)	(2)	–	(1)
Commitments given and obtained
Loan commitments given undrawn(5)	(180)	(26)	(26)	(128)	–	–
Loan commitments obtained undrawn(6)	1 482	(1)	(3)	(8)	1 494	–
Leases committed but not yet commenced	(182)	(1)	(3)	(43)	(29)	(106)

(1)   Other non-current financial assets and other current financial assets excluding derivatives include mainly customer financing related loan receivables.

(2)   Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 325 million of instruments that have a call period of less than three months.

(3)   Other financial liabilities include a conditional obligation to China Huaxin presented in the earliest period as the exercise period is open.

(4) In 2021, Nokia has revised the classification of discounts without performance obligations and included this financial liability in the table. The comparative amounts for 2020 have been adjusted accordingly.

(5)   Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.

(6)   Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.